Average Annual Total Returns - PGIM Jennison Blend Fund	A One Year	A Five Years	A Ten Years	A InceptionDate	C One Year	C Five Years	C Ten Years	C InceptionDate	Z One Year	Z Five Years	Z Ten Years	Z InceptionDate	Z Return After Taxes on Distributions One Year	Z Return After Taxes on Distributions Five Years	Z Return After Taxes on Distributions Ten Years	Z Return After Taxes on Distributions InceptionDate	Z Return After Taxes on Distributions and Sale of Fund Shares One Year	Z Return After Taxes on Distributions and Sale of Fund Shares Five Years	Z Return After Taxes on Distributions and Sale of Fund Shares Ten Years	Z Return After Taxes on Distributions and Sale of Fund Shares InceptionDate	R6 One Year	R6 Five Years	R6 Ten Years	R6 SinceInception	R6 InceptionDate	Russell 3000 Index One Year	Russell 3000 Index Five Years	Russell 3000 Index Ten Years	S&P 500 Index One Year	S&P 500 Index Five Years	S&P 500 Index Ten Years
Total	20.15%	12.86%	10.90%		24.86%	13.17%	10.66%		27.47%	14.47%	11.85%		25.16%	12.25%	9.83%		17.82%	11.12%	9.21%		27.47%			15.51%	Oct. 26, 2017	20.89%	15.43%	13.79%	18.40%	15.21%	13.87%